Operating Leases (Details) - Schedule of the Components of Leases and Lease Costs - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Jan. 01, 2022
Operating Leases (Details) - Schedule of the Components of Leases and Lease Costs [Line Items]
Operating lease right-of-use assets (related party)			$ 577	$ 700
Operating lease liability, current portion (related party)			125
Operating lease liabilities, net of current portion (related party)			565
Operating lease total	$ 589		690
Operating lease cost	97	$ 97	124
Operating lease cost total	$ 97	$ 97	124
Previously Reported [Member]
Operating Leases (Details) - Schedule of the Components of Leases and Lease Costs [Line Items]
Operating lease total			$ 690